Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of long-term debt
The following table reconciles the changes in TransGlobe’s long-term debt, including the current portion:

($000s)	2021	2020
Balance, beginning of year	21,464	37,041
Draws on revolving credit facility	415	406
Repayment of long-term debt	(18,937)	(16,504)
Amortization of deferred financing costs	103	395
Effects of movements in foreign exchange rates	(5)	126

Balance, end of year	3,040	21,464
Current portion of long-term debt	-	(14,897)
Non-current portion of long-term deb t	3,040	6,567

Based on the Company’s current forecast of future production and prices the estimated future debt payments on long-term debt as of December 31, 2021 are as follows:

($000s)	Prepayment Agreement	Reserves Based Lending Facility	Total
202 3	-	3,040	3,040

Prepayment Agreement

($000s)	As at December 31, 2021	As at December 31, 2020
Prepayment agreement - amount drawn	-	15,000
Deferred financing costs	-	(103)

	-	14,897

Reserves-Based Lending Facility

($000s)	December 31, 2021	December 31, 2020
Reserves-based lending facility - amount drawn	3,040	6,567